UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: May 18, 2016 to June 17, 2016

Commission File Number of issuing entity: 333-190246-08

Central Index Key Number of issuing entity: 0001618150

JPMBB Commercial Mortgage Securities Trust 2014-C23

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-190246

Central Index Key Number of depositor: 0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000835271

JPMorgan Chase Bank, National Association

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000312070

Barclays Bank PLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001567746

Redwood Commercial Mortgage Corporation

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001576832

MC-Five Mile Commercial Mortgage Finance LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000040554

General Electric Capital Corporation

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001628601

Column Financial, Inc.

(Exact name of sponsor as specified in its charter)

Bianca Russo (212) 648-0946

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3939220
38-3939221
38-3939222

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑5			X
A‑SB			X
A‑S			X
B			X
C			X
EC			X
X‑A			X
X‑B			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On June 17, 2016 a distribution was made to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2014-C23.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following tables present the delinquency and loss information for the trust assets for the JPMBB Commercial Mortgage Securities Trust 2014-C23 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Delinquency Summary as reported on June 17, 2016

Number of Days Delinquent	Number of Loans/REOs	Ending Scheduled Balance
0-29	67	1,371,786,801.46
30-59	2	9,956,752.15
60-89	0	0.00
90-120	0	0.00
121+	0	0.00
Total	69	1,381,743,553.61

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
2	0.74%	0	N/A

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by JPMBB Commercial Mortgage Securities Trust 2014-C23 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from May 18, 2016 to June 17, 2016. The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on May 12, 2016. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G on February 10, 2016. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

Barclays Bank PLC filed its most recent Rule 15Ga-1 Form ABS-15G on May 12, 2016. The CIK number for Barclays Bank PLC is 0000312070.

Redwood Commercial Mortgage Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on February 9, 2016. The CIK number for Redwood Commercial Mortgage Corporation is 0001567746.

MC-Five Mile Commercial Mortgage Finance LLC filed its most recent Rule 15Ga-1 Form ABS-15G on May 9, 2016. The CIK number for MC-Five Mile Commercial Mortgage Finance LLC is 0001576832.

General Electric Capital Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on February 12, 2016. The CIK number for General Electric Capital Corporation is 0000040554.

Column Financial, Inc. filed its most recent Rule 15Ga-1 Form ABS-15G on February 11, 2016. The CIK number for Column Financial, Inc. is 0001628601.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

On March 31, 2016, RAIT Preferred Funding II LTD. (“Rait”) commenced a complaint (“Complaint”) with the Supreme Court of the State of New York, County of New York (the “Court”), claiming it owns $18,500,000 of a mortgage loan secured by the development of the One Congress Street Property in Boston, Massachusetts (the “Loan”) and seeking (a) a declaratory judgment stating that Rait is the directing lender under a co-lender agreement dated March 28, 2007 and a pooling and servicing agreement dated March 1, 2007 (collectively, the “Operative Agreements”) and was the directing lender at the time of the improper modification of the Loan (the “Modification”), (b) a declaratory judgment stating that Rait has the right to terminate the special servicer, (c) monetary damages for the value of the bonds and fees paid to CWCapital Asset Management LLC (“CWCAM”) as the special servicer of the Loan and (d) other things. On May 17, 2016, CWCAM filed a motion to dismiss the Complaint (“Motion to Dismiss”) stating that the Complaint did not state a claim and the essential facts of the Complaint are negated by affidavits and evidentiary materials submitted with the Complaint. There can be no assurances as to the outcome of this Motion to Dismiss or the Complaint or the possible impact on CWCAM. However, CWCAM believes that it has performed its obligations under the Operative Agreements in good faith, and disputes Rait’s allegations and it intends to vigorously contest such allegations.

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for JPMBB Commercial Mortgage Securities Trust 2014-C23, affirms the following amounts in the respective accounts:

Certificate Account Beginning and Ending Balance
Prior Distribution Date:	05/17/2016	$0.00
Current Distribution Date:	06/17/2016	$0.00

*REO Account Beginning and Ending Balance
Prior Distribution Date:	05/17/2016	$0.00
Current Distribution Date:	06/17/2016	$0.00

*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for JPMBB Commercial Mortgage Securities Trust 2014-C23, affirms the following amounts in the respective accounts:

Distribution Account Beginning and Ending Balance
Prior Distribution Date:	05/17/2016	$3,593.61
Current Distribution Date:	06/17/2016	$3,718.58

Interest Reserve Account Beginning and Ending Balance
Prior Distribution Date:	05/17/2016	$0.00
Current Distribution Date:	06/17/2016	$0.00

Gain-on-Sale Reserve Account Beginning and Ending Balance
Prior Distribution Date:	05/17/2016	$0.00
Current Distribution Date:	06/17/2016	$0.00

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2014-C23, relating to the June 17, 2016 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Depositor)

/s/ Bianca Russo

Bianca Russo, Managing Director and Secretary

Date: June 29, 2016

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2014-C23, relating to the June 17, 2016 distribution.